UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-7193

                      (Investment Company Act File Number)


                         Federated Institutional Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  10/31/07


                Date of Reporting Period:  Quarter ended 7/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED INSTITUTIONAL HIGH YIELD BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT OR
    SHARES
                  CORPORATE BONDS--80.0%
                  AEROSPACE / DEFENSE--1.9%
  $    75,000     Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016                                             $     71,437
       75,000     DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016                                                          71,625
      125,000 1,2 Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Note, Series 144A, 8.875%,              124,062
                  4/1/2015
       50,000 1,2 Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series 144A, 9.75%,           49,625
                  4/1/2017
       50,000     K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014                                                     53,750
      100,000     L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014                                                  93,250
      175,000     L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015                                        160,125
       75,000 1,2 TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014                                                            73,875
                     TOTAL                                                                                                   697,749
                  AUTOMOTIVE--3.0%
       75,000     Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014                                         65,625
      150,000     Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031                                                             116,250
      175,000     Ford Motor Credit Co., Floating Rate Note - Sr. Note, 8.11%, 1/13/2012                                     167,251
       50,000     Ford Motor Credit Co., Note, 7.25%, 10/25/2011                                                              45,788
       75,000     Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011                                                          76,084
      200,000     Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016                                                 184,970
      200,000     General Motors Corp., Deb., 7.40%, 9/1/2025                                                                148,000
      125,000     General Motors Corp., Note, 8.375%, 7/15/2033                                                              103,437
       50,000     Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014                                                 50,250
      150,000     United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013                                                  153,000
                     TOTAL                                                                                                 1,110,655
                  BUILDING MATERIALS--1.1%
      100,000     Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012                                           100,500
       75,000     Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012                                                     64,875
       50,000     Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014                                                       43,250
      150,000 1,2 Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013                                   146,250
       50,000     Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013                                                          49,750
                     TOTAL                                                                                                   404,625
                  CHEMICALS--4.2%
      125,000     Chemtura Corp., Sr. Note, 6.875%, 6/1/2016                                                                 115,937
       75,000     Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013                                    75,000
      100,000     Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012                                 103,250
       50,000     Equistar Chemicals LP, Company Guarantee, 6.875%, 6/15/2017                                                 52,750
       29,000     Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008                                                          30,160
      100,000     Equistar Chemicals LP, Sr. Note, 8.75%, 2/15/2009                                                          103,000
      125,000     Equistar Chemicals LP, Sr. Unsecd. Note, 8.25%, 9/15/2016                                                  137,500
      150,000     Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014                                               161,250
      100,000 1,2 Invista, Unit, 9.25%, 5/1/2012                                                                             103,500
       59,000     Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013                                                           62,835
       50,000 1,2 Mosaic Co./The, Sr. Note, 7.375%, 12/1/2014                                                                 50,000
       50,000 1,2 Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016                                                                 50,500
       50,000     Nalco Co., Sr. Note, 7.75%, 11/15/2011                                                                      49,250
      150,000     Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013                                                               148,500
      125,000     Nell AF SARL, Sr. Note, 8.375%, 8/15/2015                                                                  111,875
              1,2
      125,000     Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017                                          118,750
       75,000     Union Carbide Corp., Deb., 7.50%, 6/1/2025                                                                  78,705
                     TOTAL                                                                                                 1,552,762
                  CONSTRUCTION MACHINERY--0.2%
       75,000     Case New Holland, Sr. Note, 9.25%, 8/1/2011                                                                 78,825
                  CONSUMER PRODUCTS--4.6%
      100,000     AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012                                                86,500
       55,347     AAC Group Holding Corp., Sr. PIK Deb., Series WI, 12.75%, 10/1/2012                                         56,731
       75,000     American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012                                                  72,375
      175,000     American Greetings Corp., Sr. Note, 7.375%, 6/1/2016                                                       166,250
      175,000     Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012                                                  163,625
      150,000     Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017                                                               135,750
      325,000     Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013                                                  290,875
      225,000     Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012                                                         221,625
      200,000     Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011                                                205,500
      100,000     Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014                                                         99,000
      100,000     True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011                                                  84,000
      100,000     Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013                                                            99,500
                     TOTAL                                                                                                 1,681,731
                  ENERGY--3.5%
      175,000     Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016                                          160,125
      100,000     Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020                                              93,625
      175,000     Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013                                                        176,969
       75,000     Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017                                             73,500
       50,000     Cimarex Energy Co., Sr. Note, 7.125%, 5/1/2017                                                              47,500
       75,000     Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016                                             72,375
       75,000 1,2 Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019                                                                70,312
       50,000 1,2 Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015                                         47,000
      100,000 1,2 Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 9.00%, 6/1/2016                                         100,000
       75,000 1,2 Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014                                                   68,812
       50,000 1,2 Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017                                                   45,875
       75,000     Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018                                                     68,637
       50,000     Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017                                             44,875
      125,000     Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015                                            117,500
       50,000     Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015                                                     46,750
       50,000     Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016                                                      49,375
                     TOTAL                                                                                                 1,283,230
                  ENTERTAINMENT--0.9%
      125,000     Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014                                                         113,125
       75,000 1,2 Hard Rock Park Operations LLC, Sr. Secd. Note, 10.07%, 4/1/2012                                             76,312
       75,000     Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010                                        78,937
       50,000     Universal City Florida Holding Co., Floating Rate Note, 10.11%, 5/1/2010                                    50,500
                     TOTAL                                                                                                   318,874
                  ENVIRONMENTAL--1.1%
      325,000     Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016                                        310,375
       50,000     Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021                                                     54,000
       32,000     Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012                                                      35,042
                     TOTAL                                                                                                   399,417
                  FINANCIAL INSTITUTIONS--1.6%
      100,000     American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013                                       94,500
      225,000     General Motors Acceptance Corp., 6.875%, 9/15/2011                                                         209,628
      175,000     General Motors Acceptance Corp., 8.00%, 11/1/2031                                                          165,100
      125,000     iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014                                        120,000
                     TOTAL                                                                                                   589,228
                  FOOD & BEVERAGE--5.5%
      200,000     ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011                                                  185,000
      100,000 1,2 Aramark Corp., Floating Rate Note - Sr. Note, 8.86%, 2/1/2015                                               93,500
       75,000 1,2 Aramark Corp., Sr. Note, 8.50%, 2/1/2015                                                                    71,062
      200,000     B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011                                                       195,000
       50,000 1,2 Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017                                                      47,000
       75,000     Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016                                                       70,875
      100,000     Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011                                                  97,500
      200,000     Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016                                                         185,000
      200,000     Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015                                                           182,000
      100,000 1,2 Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013                                                                97,500
      175,000     Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013                                                      170,625
      125,000     Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012                                                       124,375
      100,000     Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017                                                      95,500
      100,000 1,2 Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, 9.25%, 4/1/2015                          91,500
      100,000 1,2 Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, 10.625%, 4/1/2017                   88,000
      125,000     Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012                                                 120,000
       75,000     Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017                                                           72,750
       50,000     Smithfield Foods, Inc., Sr. Note, Series B, 8.00%, 10/15/2009                                               51,250
                     TOTAL                                                                                                 2,038,437
                  GAMING--4.2%
      100,000 1,2 Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 10.25%,                  86,750
                  6/15/2015
       49,000     Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012                                                     50,225
       75,000 1,2 Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015                                                72,375
      100,000     Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014                                                       86,000
      150,000     Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014                                                     151,500
       75,000     MGM Mirage, Sr. Note, 7.50%, 6/1/2016                                                                       70,125
      225,000     MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011                                                                228,938
       75,000     MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010                                        77,250
       50,000     MTR Gaming Group, Inc., Sr. Sub. Note, Series B, 9.00%, 6/1/2012                                            51,500
      150,000     Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010                                                    154,125
       75,000     Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015                                                  76,969
      100,000 1,2 San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013                                      99,750
       75,000 1,2 Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015                                                  70,500
       50,000     Station Casinos, Inc., Sr. Note, 7.75%, 8/15/2016                                                           47,125
      100,000 1,2 Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015                                        100,500
      125,000     Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014                                                       116,563
                     TOTAL                                                                                                 1,540,195
                  HEALTH CARE--6.4%
       75,000     AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015                                        79,125
       75,000     Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013                                                                72,375
      100,000     Advanced Medical Optics, Inc., Company Guarantee, 7.50%, 5/1/2017                                           91,500
       75,000     Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014                                               68,250
      100,000     CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016                                                          107,000
      100,000     Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015                                      94,964
      150,000     HCA, Inc., Sr. Note, 6.375%, 1/15/2015                                                                     116,625
      100,000     HCA, Inc., Sr. Note, 7.50%, 11/6/2033                                                                       76,500
      325,000 1,2 HCA, Inc., Sr. Secd. 2nd Priority Note, 9.25%, 11/15/2016                                                  323,375
      200,000 1,2 HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016                                                 199,000
      175,000     National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014                                            185,500
      100,000     Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015                                                           90,750
       50,000 1,2 Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015                                                47,750
      100,000     Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015                                                95,500
      125,000 1,2 United Surgical Partners International, Inc., 9.25%, 5/1/2017                                              116,875
       50,000 1,2 Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 8.759%, 6/1/2015                  46,875
      125,000     Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014                                               116,875
      125,000 1,2 Varietal Distribution, Unsecd. Note, Series 144A, 10.25%, 7/15/2015                                        117,813
       50,000     Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016                                                                 46,438
      100,000     Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014                                                              95,000
       50,000     Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017                                                                 47,000
      149,000 1,2 Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017                                                140,805
                     TOTAL                                                                                                 2,375,895
                  INDUSTRIAL - OTHER--5.5%
      175,000     ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013                                         168,000
      100,000     American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013                                                98,000
      175,000 1,2 Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013                                         177,625
      100,000     Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017                                                           103,000
       50,000 1,2 Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017                                                           47,500
       50,000     Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011                                                        51,875
      100,000 1,2 ESCO Corp., Sr. Note, 8.625%, 12/15/2013                                                                    98,500
      175,000     Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016                                                  175,000
      100,000     General Cable Corp., Floating Rate Note - Sr. Note, 7.735%, 4/1/2015                                        98,000
       50,000     General Cable Corp., Sr. Note, 7.125%, 4/1/2017                                                             48,750
       75,000     Hawk Corp., Sr. Note, 8.75%, 11/1/2014                                                                      75,750
       75,000     Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014                                                    74,625
      150,000 1,2 Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015                                                   138,750
       50,000 1,2 Mueller Water Products, Inc., Sr. Sub. Note, 7.375%, 6/1/2017                                               47,102
       75,000     Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011                                        78,563
      100,000 1,2 Rental Service Corp., Sr. Note, 9.50%, 12/1/2014                                                            98,000
       99,590     Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012                                       105,067
       75,000     Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013                                            74,625
       75,000     Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014                                                           76,125
       50,000     Stanadyne Holdings, Inc., Sr. Disc. Note, 2/15/2015                                                         38,750
       75,000     Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012                                               74,625
      100,000     Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014                                                   98,250
                     TOTAL                                                                                                 2,046,482
                  LODGING--0.7%
       50,000     Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014                                                       48,500
      150,000     Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016                                                          144,000
       75,000     Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016                                                    71,690
                     TOTAL                                                                                                   264,190
                  MEDIA - CABLE--1.8%
      225,000     CSC Holdings, Inc., Sr. Deb., 8.125%, 8/15/2009                                                            225,000
      250,000     Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010                                            255,625
      150,000     Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014                                               156,000
       50,000     Videotron Ltee, Sr. Note, 6.375%, 12/15/2015                                                                44,750
                     TOTAL                                                                                                   681,375
                  MEDIA - NON-CABLE--7.6%
       91,653     Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012                                                  98,695
       75,000     Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012                                                       79,464
      100,000     CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012                                                             101,500
       75,000     CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011                                                              75,188
      100,000     DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015                                                           90,250
      200,000     Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013                                                        181,000
      100,000     Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014                                                             93,250
      150,000     Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016                                                         142,875
      225,000     Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016                                                         236,250
      350,000     Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015                                  276,500
      175,000     Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015                                          176,313
      175,000     Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                        160,125
      100,000 1,2 Local TV Finance LLC/Local TV Finance Corp., Sr. Unsecd. Note, 9.25%, 6/15/2015                             95,500
      100,000 1,2 Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014                                                    105,500
      100,000     Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016                                         94,500
       75,000     R.H. Donnelly Corp, Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013                                           67,875
       75,000     R.H. Donnelly Corp, Sr. Disc. Note, Series W1, 6.875%, 1/15/2013                                            67,875
       50,000     R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016                                                 48,875
      119,000     R.H. Donnelly Corp, Sr. Sub. Note, Series B, 9.875%, 8/15/2013                                             125,545
      100,000 1,2 Readers Digest Association, Inc., Sr. Sub. Note, 9.00%, 2/15/2017                                           86,000
      175,000     Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013                              188,125
       50,000 1,2 Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015                                                45,750
      125,000 1,2 WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014                                                         125,625
       50,000     XM Satellite Radio, Inc., Sr. Note, 9.75%, 5/1/2014                                                         48,750
                     TOTAL                                                                                                 2,811,330
                  METALS & MINING--1.1%
      100,000 1,2 Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014                                                     94,000
       75,000 1,2 Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016                                               67,500
      125,000     Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017                                           131,563
      100,000     Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015                                                         100,750
                     TOTAL                                                                                                   393,813
                  PACKAGING--1.6%
      125,000     Ball Corp., Sr. Note, 6.625%, 3/15/2018                                                                    116,875
      175,000     Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014                                                    168,875
      150,000     Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015                                                            148,500
      100,000     Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008                                                           100,250
       50,000 1,2 Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015                                                             50,750
                     TOTAL                                                                                                   585,250
                  PAPER--0.8%
      125,000     Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013                                     125,625
        7,000     MDP Acquisitions PLC, 9.625%, 10/1/2012                                                                      7,350
      150,000     NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013                                                             156,938
                     TOTAL                                                                                                   289,913
                  RESTAURANTS--0.7%
      100,000     Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014                                                          97,500
       50,000     El Pollo Loco, Inc., Company Guarantee, 11.75%, 11/15/2013                                                  50,750
      100,000 1,2 Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note,                98,500
                  7.86%, 3/15/2014
                     TOTAL                                                                                                   246,750
                  RETAILERS--3.1%
       50,000     AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014                                                       47,000
       50,000     AutoNation, Inc., Floating Rate Note - Sr. Note, 7.36%, 4/15/2013                                           46,750
      150,000 1,2 Claire's Stores, Inc., Sr. Sub. Note, 10.50%, 6/1/2017                                                     119,250
      175,000     Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013                                              173,250
      100,000     FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                                                                  93,750
      125,000 1,2 General Nutrition Center, Floating Rate Note - Sr. Note, 9.80%, 3/15/2014                                  116,875
      175,000     NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013                                                 160,125
      150,000     Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012                                                  146,250
      175,000     The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017                                               156,625
      100,000     United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016                                                   96,500
                     TOTAL                                                                                                 1,156,375
                  SERVICES--0.7%
      125,000     West Corp., Company Guarantee, 11.00%, 10/15/2016                                                          125,000
      125,000     West Corp., Sr. Note, 9.50%, 10/15/2014                                                                    122,500
                     TOTAL                                                                                                   247,500
                  TECHNOLOGY--4.5%
      175,000     Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016                                                   157,937
       75,000 1,2 CHR Intermediate Holding Corp., Floating Rate Note - Sr. Note, 12.61%, 6/1/2013                             74,719
      100,000 1,2 Compucom System, Inc., Sr. Note, 12.00%, 11/1/2014                                                         120,500
       50,000     Deluxe Corp., 5.125%, 10/1/2014                                                                             42,000
       50,000 1,2 Deluxe Corp., Sr. Note, 7.375%, 6/1/2015                                                                    49,000
      100,000 1,2 Firestone Acquisition Corp., Sr. Note, 8.875%, 12/15/2014                                                   91,750
       50,000     MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014                                              30,500
      150,000 1,2 Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015                                                       145,500
      125,000     SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016                                                   128,125
      150,000     SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013                                                  165,750
      100,000     Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016                                                 93,500
       49,000     Smart Modular Technologies, Inc., Sr. Secd. Note, 10.86%, 4/1/2012                                          51,817
      125,000     SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013                                         126,250
      175,000     SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015                                    175,875
      100,000     Xerox Corp., Sr. Note, 9.75%, 1/15/2009                                                                    105,439
      100,000     Xerox Corp., Sr. Unsecd. Note, 6.40%, 3/15/2016                                                             99,547
                     TOTAL                                                                                                 1,658,209
                  TEXTILE--0.1%
       50,000     Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013                                                            52,750
                  TOBACCO--0.4%
      150,000     Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018                                                   155,190
                  TRANSPORTATION--0.7%
      100,000     Hertz Corp., Sr. Note, 8.875%, 1/1/2014                                                                    100,500
      100,000     Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016                                                               104,000
       75,000     Stena AB, Sr. Note, 7.00%, 12/1/2016                                                                        74,250
                     TOTAL                                                                                                   278,750
                  UTILITY - ELECTRIC--4.3%
       50,000     CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015                                                              49,928
      125,000 1,2 Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019                                                           108,750
      100,000 1,2 Edison Mission Energy, Sr. Note, 7.00%, 5/15/2017                                                           90,750
      250,000     Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016                                                          240,625
       87,614 1,2 FPL Energy National Wind, Note, 6.125%, 3/25/2019                                                           86,666
      150,000 1,2 Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017                                                              148,500
       50,000     NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014                                                                 48,375
      100,000     NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017                                                               96,750
      150,000     NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016                                                               145,125
       50,000     Nevada Power Co., Mtg. Note, 6.50%, 4/15/2012                                                               51,220
       50,000     Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015                                                    48,962
       50,000     Nevada Power Co., Second Mortgage Notes, Series O, 6.50%, 5/15/2018                                         50,579
       50,000     Northwestern Corp., Note, 5.875%, 11/1/2014                                                                 48,723
      100,000     PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009                                                          107,786
      100,000     Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017                                             93,920
       50,000     TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015                                                                49,722
      150,000     TXU Corp., Sr. Note, Series P, 5.55%, 11/15/2014                                                           121,967
                     TOTAL                                                                                                 1,588,348
                  UTILITY - NATURAL GAS--4.3%
      175,000     AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015                                                   164,500
       50,000     El Paso Corp., Sr. Note, 7.80%, 8/1/2031                                                                    48,637
      200,000     Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015                                                        182,000
      150,000     Inergy LP, Sr. Note, 6.875%, 12/15/2014                                                                    140,250
       50,000     Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015                                                      49,017
       75,000     Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014                                                     76,703
      125,000 1,2 Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013                                           129,375
       75,000     Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008                                                             75,470
      100,000     Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016                                                      94,000
      225,000     Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032                                                            262,096
       75,000     Transcontinental Gas Pipe Corp., Sr. Unsecd. Note, 6.40%, 4/15/2016                                         75,281
      100,000     Williams Cos., Inc., Note, 7.625%, 7/15/2019                                                               102,000
      175,000     Williams Cos., Inc., Note, 7.875%, 9/1/2021                                                                182,875
                     TOTAL                                                                                                 1,582,204
                  WIRELESS COMMUNICATIONS--2.0%
       75,000     Centennial Cellular Corp., Floating Rate Note - Sr. Note, 11.12163%, 1/1/2013                               76,500
       75,000     Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013                                                 78,750
      103,785 1,2 Digicel Ltd., Sr. Note, 9.125%, 1/15/2015                                                                   95,742
      100,000 1,2 Digicel Ltd., Sr. Note, 9.25%, 9/1/2012                                                                    101,500
       75,000 1,2 MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014                                                         73,875
      100,000 1,2 MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014                                                         98,500
      125,000     Rogers Wireless, Inc., 6.375%, 3/1/2014                                                                    126,374
       75,000     Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012                                                     79,353
                     TOTAL                                                                                                   730,594
                  WIRELINE COMMUNICATIONS--1.9%
      125,000     Citizens Communications Co., Sr. Note, 6.25%, 1/15/2013                                                    115,469
      400,000     Qwest Corp., Note, 8.875%, 3/15/2012                                                                       422,500
       50,000     Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015                                            51,093
      100,000     Windstream Corp., Sr. Note, 8.625%, 8/1/2016                                                               101,750
                     TOTAL                                                                                                   690,812
                     TOTAL CORPORATE BONDS                                                                                29,531,458
                     (IDENTIFIED COST $30,348,736)
                  COMMON STOCKS--0.1%
                  INDUSTRIAL - OTHER--0.1%
       17,689 1,3 ACP Holdings Corp., Warrants (IDENTIFIED COST $0)                                                           23,438
                  MUTUAL FUNDS--18.7%4
      982,914     High Yield Bond Portfolio                                                                                6,487,239
      394,234   5 Prime Value Obligations Fund, Institutional Shares, 5.25%                                                  394,234
                     TOTAL MUTUAL FUNDS                                                                                    6,881,473
                     (IDENTIFIED COST $7,034,240)
                     TOTAL INVESTMENTS-98.8%                                                                              36,436,369
                     (IDENTIFIED COST $37,382,976)6
                     OTHER ASSETS AND LIABILITIES - NET-1.2%                                                                 453,312
                     TOTAL NET ASSETS-100%                                                                              $ 36,889,681

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2007, these restricted securities amounted to $6,080,220, which represented 16.5% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2007, these liquid restricted securities amounted to $6,056,782, which represented 16.4% of total net assets.

3    Non-income producing security.

4    Affiliated company.

5    7-Day net yield.

6 At July 31, 2007, the cost of investments for federal tax purposes was $37,423,215. The net unrealized depreciation of investments for federal tax purposes was $986,846. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $336,943 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,323,789.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.

INVESTMENT VALUATION

Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.


Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.


RESTRICTED SECURITIES
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at July 31, 2007, is as follows:

 SECURITY                      ACQUISITION DATE  ACQUISITION COST
 ACP Holdings Corp., Warrants  9/24/2003                       $0

The following acronym is used throughout this portfolio:

 PIK --Payment in Kind







INSERT PORTFOLIO

ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INSTITUTIONAL TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        September 24, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        September 24, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        September 24, 2007